Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in other comprehensive income related to derivative instruments classified as a net investment hedge
Accumulated loss included in other comprehensive income (loss) at beginning of the period			$ (552.2)	$ (598.4)	$ (598.4)	$ (636.9)	$ (681.7)
Increase in fair value of derivative that qualifies for hedge accounting	79.5	96.4	(68.3)	3.7	15.7	(44.9)	(84.6)
Accumulated loss included in other comprehensive income (loss) at end of the period	(616.4)		(616.4)		(552.2)	(598.4)	(636.9)
Derivatives in cash flow hedging relationships | Interest rate contracts
Effect of Derivative Instruments of the Consolidated Statement of Operations
Amount of gain or (loss) reclassified from accumulated OCI into income					(114.9)	(93.0)	(145.7)
Amount of gain or (loss) recognized in OCI (effective portion)						61.3	(26.2)
Derivatives in net investment hedging relationships | Foreign exchange contracts
Effect of Derivative Instruments of the Consolidated Statement of Operations
Amount of gain or (loss) recognized in OCI (effective portion)					(9.2)	(9.4)	(14.8)
Derivatives designated as hedging instruments | Derivatives in cash flow hedging relationships | Interest rate contracts
Effect of Derivative Instruments of the Consolidated Statement of Operations
Amount of gain or (loss) reclassified from accumulated OCI into income		(37.9)		(114.8)
Derivatives designated as hedging instruments | Derivatives in net investment hedging relationships
Activity in other comprehensive income related to derivative instruments classified as a net investment hedge
Accumulated loss included in other comprehensive income (loss) at beginning of the period			(21.1)
Increase in fair value of derivative that qualifies for hedge accounting			11.5
Accumulated loss included in other comprehensive income (loss) at end of the period	(9.6)		(9.6)
Derivatives designated as hedging instruments | Derivatives in net investment hedging relationships | Foreign exchange contracts
Effect of Derivative Instruments of the Consolidated Statement of Operations
Amount of gain or (loss) recognized in OCI (effective portion)	(20.3)	(3.7)	11.7	(7.1)
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income	(24.3)	(41.2)	(10.1)	(88.4)	(89.9)	58.0	(61.6)
Derivatives not designated as hedging instruments | Foreign exchange contracts
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income	$ (1.2)	$ (1.8)	$ (1.2)	$ 1.6	$ (1.5)	$ 2.5	$ 9.1